Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,088,061	¥ 958,469
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	943,833	844,183
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 144,228	¥ 114,286